RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS	12 Months Ended
Mar. 31, 2023
Restructuring, Integration and Acquisition costs [Abstract]
RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS	RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS

	2023	2022
Integration and acquisition costs	$66.3	$87.8
Impairment of non-financial assets – net	2.3	37.1
Severances and other employee related costs	2.7	6.9
Other costs	2.8	15.1
Impairment reversal of non-financial assets following their repurposing and optimization	(9.8)	—
Total restructuring, integration and acquisition costs	$64.3	$146.9

For the year ended March 31, 2023, restructuring, integration and acquisition costs associated with the fiscal 2022 acquisition of L3H MT amounted to $17.6 million (2022 – $63.5 million) and those related to the fiscal 2022 acquisition of AirCentre amounted to $48.9 million (2022 – $18.1 million).

Impairment reversal of non-financial assets following their repurposing and optimization
For the year ended March 31, 2023, restructuring, integration and acquisition costs include gains on the reversal of impairment of an intangible asset of $6.8 million in the Defense and Security segment and property, plant and equipment of $3.0 million in the Civil Aviation segment, following their repurposing and optimization and new customer contracts and opportunities.